Consolidated Statements of Cash Flows (Parenthetical) - USD ($)		1 Months Ended
		Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Mar. 31, 2019
Consultant [Member]
Warrants to purchase common stock	[1]	16,667			25,000
Number of ordinary shares issued, value	[1]			$ 144,000	$ 58,000
Number of ordinary shares issued, shares	[1]			30,000
Fair value of warrants	[1]	$ 16,000
Number of ordinary shares issued, restricted shares	[1]	16,667
Number of ordinary shares issued, restricted value	[1]	$ 42,000
Two Individual Investor [Member]
Warrants to purchase common stock	[1]		26,667
Fair value of warrants	[1]		$ 11,580
Convertible promissory note	[1]		$ 1,480,000

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references above in this section to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.